Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
T-REX 2X LONG ALPHABET DAILY TARGET ETF | T-REX 2X LONG ALPHABET DAILY TARGET ETF Class
Prospectus [Line Items]
Annual Return [Percent]	121.50%	81.42%
T-REX 2X LONG APPLE DAILY TARGET ETF | T-REX 2X LONG APPLE DAILY TARGET ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(4.99%)
T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Annual Return [Percent]	121.50%	81.42%